Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Reportable Segments | segment	1
Revenue	$ 4,662,572	$ 4,508,400	$ 3,683,684
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,500,577	1,260,487	979,165
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	961,794	1,029,635	791,821
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,106,560	1,064,789	740,232
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	818,770	853,656	737,051
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	140,133	158,059	192,406
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 134,738	$ 141,774	$ 243,009